Noncontrolling and Redeemable Noncontrolling Interests	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Noncontrolling Interest [Abstract]
Noncontrolling and Redeemable Noncontrolling Interests	Noncontrolling and Redeemable Noncontrolling Interests
When acquiring less than 100% ownership of an entity, the Company may enter into agreements that give the Company an option to purchase, or require the Company to purchase, the incremental ownership interests under certain circumstances. Where the option to purchase the incremental ownership is within the Company’s control, the amounts are recorded as noncontrolling interests in the equity section of the Company’s Unaudited Condensed Consolidated Balance Sheets. Where the incremental purchase may be required of the Company, the amounts are recorded as redeemable noncontrolling interests in mezzanine equity at their estimated acquisition date redemption value and adjusted at each reporting period for changes to their estimated redemption value through additional paid-in capital (but not less than their initial redemption value), except for foreign currency translation adjustments. On occasion, the Company may initiate a renegotiation to acquire an incremental ownership interest and the amount of consideration paid may differ materially from the amounts recorded in the Company’s Unaudited Condensed Consolidated Balance Sheets.
Noncontrolling Interests
Changes in amounts due to noncontrolling interest holders included in accruals and other liabilities on the Unaudited Condensed Consolidated Balance Sheets for the year ended December 31, 2019 and three months ended March 31, 2020 were as follows:

Noncontrolling Interests
Balance, December 31, 2018	$9,278
Income attributable to noncontrolling interests	16,156
Distributions made	(11,392)
Other (1)	(14)
Balance, December 31, 2019	$14,028
Income attributable to noncontrolling interests	791
Distributions made	(3,973)
Other (1)	(856)
Balance, March 31, 2020	$9,990

(1) Other primarily consists of translation adjustments.
Changes in the Company’s ownership interests in our less than 100% owned subsidiaries during the three months ended March 31, 2020 and 2019 were as follows:

	Three Months Ended March 31,
	2020	2019
Net income (loss) attributable to MDC Partners Inc.	$1,003	$(113)
Transfers from the noncontrolling interest:
Increase (decrease) in MDC Partners Inc. paid-in capital for purchase of redeemable noncontrolling interests and noncontrolling interests	(503)	—
Net transfers from noncontrolling interests	$(503)	$—
Change from net income (loss) attributable to MDC Partners Inc. and transfers to noncontrolling interests	$500	$(113)

Redeemable Noncontrolling Interests
The following table presents changes in redeemable noncontrolling interests:

	Three Months Ended March 31, 2020	Year Ended December 31, 2019
Beginning Balance	$36,973	$51,546
Redemptions	(1,615)	(14,530)
Granted	—	—
Changes in redemption value	1,218	(3,163)
Currency translation adjustments	(878)	3
Other (1)	—	3,117
Ending Balance	$35,698	$36,973
(1) Other primarily consists of the redeemable noncontrolling interest balance related to a foreign entity that was classified as held for sale as of December 31, 2018 and reclassified in 2019.
The noncontrolling shareholders’ ability to exercise any such option right is subject to the satisfaction of certain conditions, including conditions requiring notice in advance of exercise and specific employment termination conditions. In addition, these rights cannot be exercised prior to specified staggered exercise dates. The exercise of these rights at their earliest contractual date would result in obligations of the Company to fund the related amounts during 2020 to 2024. It is not determinable, at this time, if or when the owners of these rights will exercise all or a portion of these rights.
The redeemable noncontrolling interest of $35,698 as of March 31, 2020, consists of $22,494 assuming that the subsidiaries perform over the relevant future periods at their discounted cash flows earnings level and such rights are exercised, $10,931 upon termination of such owner’s employment with the applicable subsidiary or death and $2,273 representing the initial redemption value (required floor) recorded for certain acquisitions in excess of the amount the Company would have to pay should the Company acquire the remaining ownership interests for such subsidiaries.
These adjustments will not impact the calculation of earnings (loss) per share if the redemption values are less than the estimated fair values. For the three months ended March 31, 2020 and 2019, there was no related impact on the Company’s loss per share calculation.	Noncontrolling and Redeemable Noncontrolling Interests
When acquiring less than 100% ownership of an entity, the Company may enter into agreements that give the Company an option to purchase, or require the Company to purchase, the incremental ownership interests under certain circumstances. Where the option to purchase the incremental ownership is within the Company’s control, the amounts are recorded as noncontrolling interests in the equity section of the Company’s Consolidated Balance Sheets. Where the incremental purchase may be required of the Company, the amounts are recorded as redeemable noncontrolling interests in mezzanine equity at their estimated acquisition date redemption value and adjusted at each reporting period for changes to their estimated redemption value through common stock and other paid-in capital (but not less than their initial redemption value), except for foreign currency translation adjustments. On occasion, the Company may initiate a renegotiation to acquire an incremental ownership interest and the amount of consideration paid may differ materially from the amounts recorded in the Company’s Consolidated Balance Sheets.
Noncontrolling Interests
Changes in amounts due to noncontrolling interest holders included in Accruals and other liabilities on the Consolidated Balance Sheets for the twelve months ended December 31, 2019 and 2018 were as follows:

Noncontrolling Interests
Balance, December 31, 2017	$11,030
Income attributable to noncontrolling interests	11,785
Distributions made	(13,419)
Other (1)	(118)
Balance, December 31, 2018	$9,278
Income attributable to noncontrolling interests	16,156
Distributions made	(11,392)
Other (1)	(14)
Balance, December 31, 2019	$14,028
(1)Other primarily consists of cumulative translation adjustments.
Changes in the Company’s ownership interests in our less than 100% owned subsidiaries during the three years ended December 31, were as follows:

	Years Ended December 31,
	2019	2018	2017
Net income (loss) attributable to MDC Partners Inc.	$(5,253)	$(130,007)	$241,086
Transfers from the noncontrolling interest:
Increase (decrease) in MDC Partners Inc. paid-in capital for purchase of redeemable noncontrolling interests and noncontrolling interests	1,911	10,140	2,315
Net transfers from noncontrolling interests	$1,911	$10,140	$2,315
Change from net income (loss) attributable to MDC Partners Inc. and transfers to noncontrolling interests	$(3,342)	$(119,867)	$243,401

Redeemable Noncontrolling Interests
The following table presents changes in redeemable noncontrolling interests as of December 31, 2019 and 2018:

	Years Ended December 31,
	2019	2018
Beginning Balance	$51,546	$62,886
Redemptions	(14,530)	(11,943)
Granted	—	—
Changes in redemption value	(3,163)	1,067
Currency translation adjustments	3	(464)
Other (1)	3,117	—
Ending Balance	$36,973	$51,546
(1) Other primarily consists of the redeemable noncontrolling interest balance related to a foreign entity that was classified as held for sale as of December 31, 2018 and reclassified in 2019. See Note 4 of the Notes to the Consolidated Financial Statements included herein for further information.
The noncontrolling shareholders’ ability to exercise any such option right is subject to the satisfaction of certain conditions, including conditions requiring notice in advance of exercise and specific employment termination conditions. In addition, these rights cannot be exercised prior to specified staggered exercise dates. The exercise of these rights at their earliest contractual date would result in obligations of the Company to fund the related amounts during 2019 to 2024. It is not determinable, at this time, if or when the owners of these rights will exercise all or a portion of these rights.
The redeemable noncontrolling interest of $36,973 as of December 31, 2019, consists of $18,891 assuming that the subsidiaries perform over the relevant future periods at their discounted cash flows earnings level and such rights are exercised, $15,336 upon termination of such owner’s employment with the applicable subsidiary or death and $2,746 representing the initial redemption value (required floor) recorded for certain acquisitions in excess of the amount the Company would have to pay should the Company acquire the remaining ownership interests for such subsidiaries.
These adjustments will not impact the calculation of earnings (loss) per share if the redemption values are less than the estimated fair values. For the twelve months ended December 31, 2019, 2018, and 2017, there was a $0 related impact on the Company’s loss per share calculation.